Emerging Markets Local Income Portfolio
July 31, 2024
Portfolio of Investments (Unaudited)

Foreign Corporate Bonds — 7.1%
Security	Principal Amount (000's omitted)		Value
Brazil — 0.6%
Simpar Finance SARL, 10.75%, 2/12/28(1)	BRL	53,195	$ 7,829,502
			$ 7,829,502
Colombia — 0.3%
Patrimonio Autonomo Union Del Sur, 6.66%, 2/28/41(2)	COP	18,064,979	$ 3,779,326
			$ 3,779,326
Kazakhstan — 0.8%
Development Bank of Kazakhstan JSC, 13.00%, 4/15/27(2)	KZT	4,727,000	$ 9,957,471
			$ 9,957,471
Mexico — 0.1%
Petroleos Mexicanos, 7.19%, 9/12/24(2)	MXN	10,630	$ 567,280
			$ 567,280
Paraguay — 0.5%
Itau BBA International PLC, 9.03%, 2/19/30	PYG	41,850,780	$ 6,072,003
			$ 6,072,003
Peru — 1.0%
Alicorp SAA, 6.875%, 4/17/27(1)	PEN	25,530	$ 6,813,419
Telefonica del Peru SAA, 7.375%, 4/10/27(2)	PEN	24,500	5,053,188
			$ 11,866,607
Supranational — 1.5%
European Bank for Reconstruction & Development:
17.20%, 4/9/26(1)	USD	4,100	$ 4,131,357
17.35%, 3/1/27(1)	USD	1,500	1,486,062
Inter-American Development Bank, 7.35%, 10/6/30	INR	1,000,000	12,175,268
			$ 17,792,687
Uzbekistan — 2.0%
International Finance Corp., 16.00%, 2/21/25	UZS	27,000,000	$ 2,113,649
Ipoteka-Bank ATIB, 20.50%, 4/25/27(1)	UZS	48,010,000	3,783,280
Uzbek Industrial & Construction Bank ATB, 21.00%, 7/24/27(1)	UZS	230,550,000	18,379,144
			$ 24,276,073
Security	Principal Amount (000's omitted)		Value
Venezuela — 0.3%
Petroleos de Venezuela SA:
5.375%, 4/12/27(1)(3)	USD	5,138	$ 584,408
5.50%, 4/12/37(1)(3)	USD	1,922	216,247
6.00%, 5/16/24(1)(3)	USD	6,423	757,865
6.00%, 11/15/26(1)(3)	USD	17,118	1,968,545
9.00%, 11/17/21(1)(3)	USD	1,563	188,342
9.75%, 5/17/35(1)(3)	USD	2,179	272,400
12.75%, 2/17/22(1)(3)	USD	875	120,285
			$ 4,108,092
Total Foreign Corporate Bonds (identified cost $87,116,510)			$ 86,249,041

Loan Participation Notes — 1.6%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 1.6%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/25(1)(4)(5)	UZS	79,702,295	$ 6,392,476
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/21/26(1)(4)(5)	UZS	168,226,770	13,375,158
Total Loan Participation Notes (identified cost $20,741,568)			$ 19,767,634

Sovereign Government Bonds — 60.5%
Security	Principal Amount (000's omitted)		Value
Albania — 1.0%
Albanian Government Bonds:
4.30%, 7/10/27	ALL	189,200	$ 2,070,370
4.70%, 2/23/27	ALL	91,000	1,006,458
4.95%, 7/22/29	ALL	258,300	2,832,014
5.25%, 1/26/29	ALL	567,800	6,316,004
			$ 12,224,846
Argentina — 0.3%
Bonos Para La Reconstruccion De Una Argentina Libre, 3.00%, 5/31/26	USD	4,523	$ 3,353,997
			$ 3,353,997

Emerging Markets Local Income Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Armenia — 2.2%
Republic of Armenia Treasury Bonds:
9.00%, 4/29/26	AMD	212,760	$ 548,642
9.25%, 4/29/28	AMD	2,194,080	5,624,340
9.60%, 10/29/33	AMD	6,331,944	16,400,293
9.75%, 10/29/50	AMD	792,413	2,067,319
9.75%, 10/29/52	AMD	862,400	2,242,280
			$ 26,882,874
Bahrain — 0.2%
CBB International Sukuk Programme Co. WLL, 6.25%, 11/14/24(1)	USD	2,624	$ 2,627,755
			$ 2,627,755
Benin — 1.0%
Benin Government International Bonds:
4.875%, 1/19/32(1)	EUR	4,158	$ 3,839,677
6.875%, 1/19/52(1)	EUR	3,656	3,147,985
7.96%, 2/13/38(1)	USD	5,665	5,294,119
			$ 12,281,781
Bosnia and Herzegovina — 0.1%
Republic of Srpska Treasury Bonds:
1.50%, 5/31/25	BAM	1,112	$ 610,368
1.50%, 6/9/25	BAM	53	29,281
1.50%, 12/24/25	BAM	116	63,695
1.50%, 9/25/26	BAM	108	60,004
1.50%, 9/26/27	BAM	44	23,574
			$ 786,922
Brazil — 0.3%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/27	BRL	22,375	$ 3,825,393
			$ 3,825,393
Chile — 0.4%
Bonos de la Tesoreria de la Republica en pesos, 5.30%, 11/1/37(1)(2)	CLP	5,355,000	$ 5,306,822
			$ 5,306,822
Colombia — 1.0%
Titulos De Tesoreria B:
2.25%, 4/18/29	COP	4,119,614	$ 890,465
3.00%, 3/25/33	COP	9,220,821	1,894,534
3.75%, 2/25/37	COP	23,527,867	4,800,179
4.75%, 4/4/35	COP	6,613,854	1,511,269
Security	Principal Amount (000's omitted)		Value
Colombia (continued)
Titulos De Tesoreria B: (continued)
6.25%, 7/9/36	COP	11,202,200	$ 1,914,855
9.25%, 5/28/42	COP	7,244,400	1,478,445
			$ 12,489,747
Czech Republic — 1.7%
Czech Republic Government Bonds:
2.00%, 10/13/33	CZK	338,750	$ 12,502,501
4.50%, 11/11/32	CZK	56,140	2,522,680
4.90%, 4/14/34	CZK	130,960	6,075,901
			$ 21,101,082
Dominican Republic — 4.4%
Dominican Republic Bonds:
8.00%, 1/15/27(1)	DOP	111,360	$ 1,749,896
8.00%, 2/12/27(1)	DOP	568,540	8,945,094
11.25%, 9/15/35(2)	DOP	140,600	2,502,921
12.00%, 8/8/25(2)	DOP	616,460	10,518,446
12.75%, 9/23/29(2)	DOP	377,800	7,068,464
13.00%, 6/10/34(1)	DOP	35,400	703,310
13.625%, 2/3/33(2)	DOP	467,800	9,323,449
Dominican Republic Central Bank Notes:
8.00%, 3/12/27(1)	DOP	36,140	573,872
12.00%, 10/3/25(2)	DOP	221,270	3,781,521
13.00%, 12/5/25(2)	DOP	383,340	6,566,267
13.00%, 1/30/26(2)	DOP	105,090	1,804,172
			$ 53,537,412
Hungary — 1.5%
Hungary Government Bonds:
2.25%, 4/20/33	HUF	1,109,820	$ 2,256,123
3.00%, 4/25/41	HUF	1,967,410	3,528,854
3.25%, 10/22/31	HUF	2,085,200	4,807,353
4.00%, 4/28/51	HUF	524,540	988,769
4.50%, 5/27/32	HUF	310,850	766,305
4.75%, 11/24/32	HUF	2,389,870	5,962,873
			$ 18,310,277
Indonesia — 10.9%
Indonesia Treasury Bonds:
6.375%, 4/15/32	IDR	46,500,000	$ 2,778,025
6.50%, 2/15/31	IDR	490,135,000	29,577,206
6.625%, 2/15/34	IDR	521,026,000	31,406,877
7.00%, 2/15/33	IDR	235,674,000	14,570,915

Emerging Markets Local Income Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Indonesia (continued)
Indonesia Treasury Bonds: (continued)
7.125%, 6/15/42	IDR	78,761,000	$ 4,855,133
7.125%, 6/15/43	IDR	162,709,000	10,076,250
7.375%, 5/15/48	IDR	16,622,000	1,048,075
7.50%, 5/15/38	IDR	257,323,000	16,412,231
7.50%, 4/15/40	IDR	45,427,000	2,907,983
8.25%, 6/15/32	IDR	11,609,000	767,894
8.25%, 5/15/36	IDR	242,576,000	16,419,832
8.375%, 4/15/39	IDR	22,764,000	1,565,890
9.50%, 5/15/41	IDR	5,702,000	432,991
			$132,819,302
Jordan — 0.4%
Jordan Government International Bonds, 4.95%, 7/7/25(1)	USD	4,503	$ 4,431,205
			$ 4,431,205
Malaysia — 0.3%
Malaysia Government Bonds, 3.757%, 5/22/40	MYR	17,415	$ 3,703,397
			$ 3,703,397
Mexico — 2.9%
Mexican Bonos:
4.50%, 11/22/35	MXN	29,580	$ 1,497,433
7.75%, 11/13/42	MXN	284,000	12,421,380
8.50%, 11/18/38	MXN	410,469	19,715,675
10.00%, 11/20/36	MXN	22,074	1,208,856
			$ 34,843,344
North Macedonia — 0.1%
North Macedonia Government International Bonds:
2.75%, 1/18/25(1)	EUR	913	$ 979,038
3.675%, 6/3/26(1)	EUR	600	632,788
			$ 1,611,826
Oman — 0.3%
Oman Government International Bonds, 4.875%, 2/1/25(1)	USD	3,173	$ 3,163,248
			$ 3,163,248
Paraguay — 1.1%
Paraguay Government Bonds, 7.90%, 2/9/31(2)	PYG	89,782,000	$ 12,325,468
Security	Principal Amount (000's omitted)		Value
Paraguay (continued)
Paraguay Government International Bonds, 5.00%, 4/15/26(1)	USD	1,135	$ 1,130,340
			$ 13,455,808
Peru — 4.1%
Peru Government Bonds:
5.40%, 8/12/34	PEN	79,700	$ 19,021,150
6.85%, 2/12/42	PEN	14,084	3,621,593
6.90%, 8/12/37	PEN	31,219	8,132,473
6.95%, 8/12/31	PEN	3,863	1,068,818
7.30%, 8/12/33(1)(2)	PEN	43,228	11,974,232
7.60%, 8/12/39(1)(2)	PEN	19,620	5,375,617
			$ 49,193,883
Romania — 5.2%
Romania Government Bonds:
2.50%, 10/25/27	RON	70,650	$ 13,761,584
3.25%, 6/24/26	RON	57,650	11,957,957
4.15%, 1/26/28	RON	64,045	13,143,597
4.25%, 4/28/36	RON	56,270	9,834,170
4.85%, 4/22/26	RON	32,030	6,848,379
5.80%, 7/26/27	RON	16,020	3,452,442
8.75%, 10/30/28	RON	6,025	1,427,812
Romania Government International Bonds, 2.75%, 2/26/26(1)	EUR	2,755	2,939,185
			$ 63,365,126
Serbia — 3.6%
Serbia Treasury Bonds:
4.50%, 8/20/32	RSD	1,882,430	$ 16,662,160
7.00%, 10/26/31	RSD	2,574,480	26,380,766
			$ 43,042,926
Seychelles — 0.0%(6)
Seychelles International Bonds, 8.00%, 1/1/26(1)	USD	295	$ 296,878
			$ 296,878
South Africa — 10.1%
Republic of South Africa Government Bonds:
8.00%, 1/31/30	ZAR	903,700	$ 46,754,225
8.25%, 3/31/32	ZAR	181,004	8,938,658
8.50%, 1/31/37	ZAR	369,200	16,565,094
8.75%, 1/31/44	ZAR	334,087	14,355,881
8.75%, 2/28/48	ZAR	69,430	2,977,151

Emerging Markets Local Income Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
South Africa (continued)
Republic of South Africa Government Bonds: (continued)
8.875%, 2/28/35	ZAR	374,630	$ 18,001,781
9.00%, 1/31/40	ZAR	334,480	15,076,164
			$122,668,954
Suriname — 0.2%
Suriname Government International Bonds:
0.00%, Oil-Linked, 12/31/50(2)	USD	2,089	$ 1,838,320
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(2)	USD	59	56,882
			$ 1,895,202
Thailand — 1.9%
Thailand Government Bonds, 3.30%, 6/17/38	THB	794,751	$ 23,569,284
			$ 23,569,284
Turkey — 1.0%
Turkiye Government Bonds:
17.30%, 7/19/28	TRY	171,300	$ 3,845,719
26.20%, 10/5/33	TRY	100,000	2,981,030
50.00% (TLREF), 5/17/28(7)	TRY	173,628	5,211,336
			$ 12,038,085
Ukraine — 0.3%
Ukraine Government Bonds:
9.79%, 5/26/27	UAH	118,211	$ 1,966,984
15.84%, 2/26/25	UAH	24,447	445,456
17.80%, 10/15/25	UAH	33,719	634,463
19.19%, 9/30/26	UAH	30,935	604,580
			$ 3,651,483
United Arab Emirates — 0.2%
Sharjah Sukuk Ltd., 3.764%, 9/17/24(1)	USD	2,747	$ 2,742,908
			$ 2,742,908
Uruguay — 1.6%
Uruguay Government Bonds:
3.40%, 5/16/45	UYU	85,247	$ 2,094,148
3.875%, 7/2/40(8)	UYU	213,912	5,581,774
9.75%, 7/20/33	UYU	462,645	11,583,338
			$ 19,259,260
Uzbekistan — 1.6%
National Bank of Uzbekistan, 19.875%, 7/5/27(1)	UZS	97,750,000	$ 7,740,062
Security	Principal Amount (000's omitted)		Value
Uzbekistan (continued)
Republic of Uzbekistan Bonds:
16.25%, 10/12/26(1)	UZS	117,030,000	$ 9,489,486
16.625%, 5/29/27(1)	UZS	30,000,000	2,390,490
			$ 19,620,038
Venezuela — 0.3%
Venezuela Government International Bonds:
6.00%, 12/9/20(1)(3)	USD	638	$ 85,706
7.00%, 3/31/38(1)(3)	USD	1,314	191,453
7.65%, 4/21/25(1)(3)	USD	1,959	306,531
7.75%, 10/13/19(1)(3)	USD	1,419	205,988
8.25%, 10/13/24(1)(3)	USD	3,808	595,522
9.00%, 5/7/23(1)(3)	USD	1,000	157,255
9.25%, 9/15/27(3)	USD	5,238	959,824
9.25%, 5/7/28(1)(3)	USD	4,306	745,817
9.375%, 1/13/34(3)	USD	349	68,024
11.75%, 10/21/26(1)(3)	USD	904	167,026
11.95%, 8/5/31(1)(3)	USD	669	121,912
12.75%, 8/23/22(1)(3)	USD	475	85,488
			$ 3,690,546
Vietnam — 0.3%
Vietnam Government International Bonds, 4.80%, 11/19/24(1)	USD	3,124	$ 3,116,651
			$ 3,116,651
Total Sovereign Government Bonds (identified cost $788,906,736)			$734,908,262

Short-Term Investments — 20.1%
Affiliated Fund — 1.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.21%(9)	17,732,837	$ 17,732,837
Total Affiliated Fund (identified cost $17,732,837)		$ 17,732,837

Emerging Markets Local Income Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Sovereign Government Securities — 16.2%
Security	Principal Amount (000's omitted)		Value
Egypt — 12.2%
Egypt Treasury Bills:
0.00%, 8/6/24	EGP	550	$ 11,323
0.00%, 9/24/24	EGP	3,100,475	61,628,026
0.00%, 12/3/24	EGP	390,525	7,405,709
0.00%, 12/10/24	EGP	2,633,925	49,715,915
0.00%, 12/17/24	EGP	1,143,550	21,484,959
0.00%, 3/11/25	EGP	277,500	4,940,841
0.00%, 3/18/25	EGP	151,700	2,689,284
			$147,876,057
Nigeria — 3.4%
Nigeria OMO Bills:
0.00%, 1/28/25	NGN	1,159,983	$ 635,547
0.00%, 2/25/25	NGN	1,936,064	1,038,261
0.00%, 4/1/25	NGN	4,725,111	2,518,836
0.00%, 5/20/25	NGN	9,901,467	4,980,862
0.00%, 5/27/25	NGN	18,938,988	9,476,181
0.00%, 6/10/25	NGN	673,840	332,876
0.00%, 6/17/25	NGN	3,999,014	1,968,953
Nigeria Treasury Bills:
0.00%, 2/6/25	NGN	2,368,683	1,288,625
0.00%, 2/20/25	NGN	9,421,094	5,071,433
0.00%, 3/6/25	NGN	3,270,700	1,742,079
0.00%, 3/27/25	NGN	13,989,990	7,333,657
0.00%, 4/10/25	NGN	8,988,325	4,661,801
			$ 41,049,111
Pakistan — 0.6%
Pakistan Treasury Bills:
0.00%, 8/8/24	PKR	1,107,800	$ 3,957,459
0.00%, 8/22/24	PKR	654,800	2,321,795
0.00%, 11/14/24	PKR	355,400	1,207,228
0.00%, 11/14/24	PKR	124,000	421,205
			$ 7,907,687
Total Sovereign Government Securities (identified cost $207,945,053)			$196,832,855

U.S. Treasury Obligations — 2.4%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 8/22/24(10)	$6,700	$ 6,679,402
0.00%, 9/5/24(10)	6,500	6,466,685
0.00%, 9/19/24(10)	10,000	9,928,647
0.00%, 10/10/24(10)	6,445	6,380,335
Total U.S. Treasury Obligations (identified cost $29,455,468)		$ 29,455,069
Total Short-Term Investments (identified cost $255,133,358)		$244,020,761

Total Purchased Options — 0.0%(6) (identified cost $795,396)	$ 543,089
Total Investments — 89.3% (identified cost $1,152,693,568)	$1,085,488,787
Other Assets, Less Liabilities — 10.7%	$ 130,306,635
Net Assets — 100.0%	$1,215,795,422
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2024, the aggregate value of these securities is $157,551,846 or 13.0% of the Portfolio's net assets.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2024, the aggregate value of these securities is $97,799,846 or 8.0% of the Portfolio's net assets.
(3)	Issuer is in default with respect to interest and/or principal payments and is non-income producing.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(5)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(6)	Amount is less than 0.05%.
(7)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2024.
(8)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

Emerging Markets Local Income Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

(9)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2024.
(10)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Currency Options (OTC) — 0.0%(1)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call INR	Citibank, N.A.	USD	26,870,000	INR	84.75	4/2/25	$280,738
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	24,100,000	INR	85.50	1/25/29	127,658
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	12,900,000	INR	85.50	1/25/29	68,331
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	12,500,000	INR	85.50	1/30/29	66,362
Total							$543,089
(1)	Amount is less than 0.05%.
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	112,400,000	USD	19,844,633	8/2/24	$ 27,542
BRL	58,328,525	USD	10,298,115	8/2/24	14,292
BRL	32,218,000	USD	6,115,561	8/2/24	(419,461)
BRL	27,978,000	USD	5,366,319	8/2/24	(419,844)
USD	12,228,740	BRL	65,924,525	8/2/24	573,369
USD	9,396,213	BRL	52,600,000	8/2/24	96,601
USD	6,098,212	BRL	34,542,102	8/2/24	(8,787)
USD	7,632,343	BRL	43,315,796	8/2/24	(25,834)
USD	6,059,278	BRL	34,542,102	8/2/24	(47,721)
BRL	72,967,000	USD	13,395,937	9/4/24	(537,632)
BRL	244,300,000	USD	44,117,859	9/4/24	(1,067,112)
USD	9,606,426	BRL	53,195,005	9/4/24	232,358
USD	2,184,779	BRL	11,960,000	9/4/24	77,178
USD	10,263,649	BRL	58,328,525	9/4/24	(15,051)
USD	19,778,216	BRL	112,400,000	9/4/24	(29,004)
COP	247,289,015,850	USD	58,836,311	9/18/24	1,806,818
COP	13,941,340,000	USD	3,403,190	9/18/24	15,669
COP	11,875,800,000	USD	2,901,490	9/18/24	10,833
COP	4,421,300,000	USD	1,081,796	9/18/24	2,447
COP	12,627,296,337	USD	3,120,178	9/18/24	(23,563)
EUR	251,106,386	USD	271,650,442	9/18/24	706,046
EUR	23,960,071	USD	25,920,344	9/18/24	67,370
EUR	10,518,605	USD	11,379,176	9/18/24	29,576
EUR	4,000,000	USD	4,312,796	9/18/24	25,708
EUR	361,313	USD	394,495	9/18/24	(2,607)
EUR	911,933	USD	995,685	9/18/24	(6,579)
EUR	1,326,966	USD	1,448,835	9/18/24	(9,573)
IDR	1,231,396,264,599	USD	75,518,911	9/18/24	190,720

Emerging Markets Local Income Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
PEN	60,968,218	USD	16,137,270	9/18/24	$ 169,903
PEN	14,533,000	USD	3,846,337	9/18/24	40,805
TWD	148,900,000	USD	4,591,428	9/18/24	(17,378)
TWD	148,400,000	USD	4,615,703	9/18/24	(57,012)
TWD	159,000,000	USD	4,949,879	9/18/24	(65,567)
TWD	171,800,000	USD	5,352,859	9/18/24	(75,345)
TWD	191,000,000	USD	5,944,637	9/18/24	(77,320)
TWD	169,700,000	USD	5,292,787	9/18/24	(79,783)
TWD	180,300,000	USD	5,618,485	9/18/24	(79,860)
TWD	201,240,000	USD	6,263,110	9/18/24	(81,231)
USD	268,193	COP	1,072,800,000	9/18/24	5,109
USD	93,652	COP	388,000,000	9/18/24	(1,498)
USD	215,394	COP	905,302,166	9/18/24	(6,615)
USD	811,006	COP	3,360,000,000	9/18/24	(12,972)
USD	1,324,161	COP	5,486,000,000	9/18/24	(21,180)
USD	1,097,499	COP	4,563,600,000	9/18/24	(21,640)
USD	1,114,694	COP	4,635,100,000	9/18/24	(21,979)
USD	1,826,105	COP	7,606,000,000	9/18/24	(39,128)
USD	2,460,536	COP	10,194,000,000	9/18/24	(39,357)
USD	1,854,675	COP	7,725,000,000	9/18/24	(39,740)
USD	2,845,040	COP	11,787,000,000	9/18/24	(45,507)
USD	2,258,013	COP	9,411,400,000	9/18/24	(49,961)
USD	2,293,298	COP	9,558,465,161	9/18/24	(50,742)
USD	1,864,654	COP	7,837,140,625	9/18/24	(57,262)
USD	3,044,730	COP	12,797,000,000	9/18/24	(93,501)
USD	4,972,842	COP	20,730,434,839	9/18/24	(110,920)
USD	5,657,639	COP	23,779,056,401	9/18/24	(173,742)
USD	6,542,082	COP	27,496,370,000	9/18/24	(200,902)
USD	1,839,496	EUR	1,684,767	9/18/24	12,154
USD	760,922	EUR	703,376	9/18/24	(1,978)
USD	1,242,293	EUR	1,148,342	9/18/24	(3,229)
USD	1,950,600	EUR	1,803,082	9/18/24	(5,070)
USD	2,050,393	EUR	1,895,328	9/18/24	(5,329)
USD	3,283,657	EUR	3,035,325	9/18/24	(8,535)
USD	6,408,286	EUR	5,923,648	9/18/24	(16,656)
USD	7,159,635	EUR	6,618,174	9/18/24	(18,609)
USD	8,098,899	EUR	7,486,405	9/18/24	(21,050)
USD	8,221,788	EUR	7,600,000	9/18/24	(21,369)
USD	10,063,812	EUR	9,302,718	9/18/24	(26,157)
USD	21,874,889	EUR	20,220,561	9/18/24	(56,855)
USD	37,766,546	EUR	34,910,383	9/18/24	(98,159)
USD	41,680,791	EUR	38,528,606	9/18/24	(108,332)
USD	58,872,276	EUR	54,419,953	9/18/24	(153,015)
USD	1,460,955	IDR	23,836,000,000	9/18/24	(4,547)

Emerging Markets Local Income Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	2,927,211	IDR	47,692,957,893	9/18/24	$ (5,083)
USD	3,659,773	IDR	59,636,000,000	9/18/24	(6,812)
USD	6,802,009	IDR	111,036,000,000	9/18/24	(24,790)
USD	6,800,404	IDR	111,037,000,000	9/18/24	(26,456)
USD	12,073,671	IDR	196,870,871,041	9/18/24	(30,492)
USD	3,639,014	IDR	59,912,000,000	9/18/24	(44,541)
USD	41,815,639	IDR	681,837,444,608	9/18/24	(105,604)
USD	231,405	PEN	873,000	9/18/24	(2,096)
USD	800,587	PEN	3,009,608	9/18/24	(4,393)
USD	1,498,701	PEN	5,654,000	9/18/24	(13,575)
USD	1,094,301	PEN	4,175,851	9/18/24	(22,615)
USD	5,183,884	PEN	19,487,517	9/18/24	(28,443)
USD	3,172,229	PEN	11,985,000	9/18/24	(33,399)
USD	2,774,475	PEN	10,500,000	9/18/24	(33,961)
USD	2,256,008	PEN	8,611,605	9/18/24	(47,339)
USD	2,335,277	PEN	8,912,000	9/18/24	(48,416)
USD	20,323,178	PEN	76,783,000	9/18/24	(213,975)
USD	17,703,792	PEN	67,000,000	9/18/24	(216,702)
KRW	10,748,000,000	USD	7,836,291	9/19/24	23,847
KRW	10,748,000,000	USD	7,843,309	9/19/24	16,829
KRW	15,407,223,046	USD	11,254,610	9/19/24	12,872
KRW	1,340,000,000	USD	976,985	9/19/24	2,973
KRW	1,340,000,000	USD	977,859	9/19/24	2,098
KRW	4,213,500,000	USD	3,079,324	9/19/24	2,058
KRW	1,921,400,000	USD	1,403,537	9/19/24	1,605
CLP	22,733,676,480	USD	24,639,812	9/23/24	(511,949)
USD	5,936,289	CLP	5,477,057,685	9/23/24	123,340
BRL	341,806,018	USD	61,883,264	10/2/24	(1,841,981)
					$(3,654,302)
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KZT	297,125,000	USD	638,155	ICBC Standard Bank plc	8/21/24	$ —	$ (14,404)
EUR	12,255,035	HUF	4,827,197,107	JPMorgan Chase Bank, N.A.	8/22/24	25,989	—
EUR	33,902,000	HUF	13,400,802,892	JPMorgan Chase Bank, N.A.	8/22/24	—	(57,037)
HUF	2,300,318,187	EUR	5,883,678	Bank of America, N.A.	8/22/24	—	(59,778)
HUF	1,925,039,194	EUR	4,907,134	Barclays Bank PLC	8/22/24	—	(31,970)
HUF	2,372,181,827	EUR	6,059,522	Barclays Bank PLC	8/22/24	—	(53,016)
HUF	1,557,499,986	EUR	3,974,025	Goldman Sachs International	8/22/24	—	(29,970)
KZT	1,118,266,000	USD	2,380,860	Citibank, N.A.	8/26/24	—	(34,950)

Emerging Markets Local Income Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KZT	299,997,000	USD	638,156	ICBC Standard Bank plc	8/26/24	$ —	$ (8,819)
UZS	10,256,783,531	USD	773,980	ICBC Standard Bank plc	8/26/24	45,225	—
EUR	2,645,512	HUF	1,054,000,001	Barclays Bank PLC	8/30/24	—	(25,380)
EUR	7,618,729	HUF	3,024,064,023	Citibank, N.A.	8/30/24	—	(42,032)
EUR	1,355,435	HUF	541,999,999	Goldman Sachs International	8/30/24	—	(18,437)
EUR	1,235,348	HUF	490,620,001	JPMorgan Chase Bank, N.A.	8/30/24	—	(7,582)
EUR	6,115,709	HUF	2,419,252,300	JPMorgan Chase Bank, N.A.	8/30/24	—	(11,169)
EUR	7,605,414	HUF	3,024,064,829	UBS AG	8/30/24	—	(56,463)
HUF	2,740,245,972	EUR	7,003,197	BNP Paribas	8/30/24	—	(69,748)
HUF	8,644,438,434	EUR	21,778,518	Citibank, N.A.	8/30/24	120,151	—
HUF	6,915,550,019	EUR	17,482,052	JPMorgan Chase Bank, N.A.	8/30/24	31,926	—
HUF	8,644,437,730	EUR	21,740,450	UBS AG	8/30/24	161,402	—
UZS	64,679,524,000	USD	4,785,758	ICBC Standard Bank plc	8/30/24	329,734	—
UZS	27,151,171,000	USD	2,008,223	JPMorgan Chase Bank, N.A.	8/30/24	139,159	—
USD	425,197	AMD	169,568,504	Citibank, N.A.	9/6/24	—	(10,517)
USD	968,096	UYU	38,385,000	Citibank, N.A.	9/12/24	18,819	—
USD	1,260,027	AMD	511,886,000	Citibank, N.A.	9/16/24	—	(53,889)
CZK	2,019,758,384	EUR	81,622,889	JPMorgan Chase Bank, N.A.	9/18/24	—	(2,410,572)
EUR	2,280,887	CZK	56,740,000	Barclays Bank PLC	9/18/24	54,593	—
EUR	3,554,733	CZK	88,107,787	Goldman Sachs International	9/18/24	98,760	—
EUR	14,481,795	CZK	358,352,011	JPMorgan Chase Bank, N.A.	9/18/24	427,691	—
EUR	9,535,803	CZK	235,963,445	JPMorgan Chase Bank, N.A.	9/18/24	281,621	—
EUR	1,867,502	CZK	47,100,000	JPMorgan Chase Bank, N.A.	9/18/24	17,262	—
EUR	13,025,060	CZK	329,000,000	UBS AG	9/18/24	99,209	—
EUR	1,910,014	PLN	8,268,834	Barclays Bank PLC	9/18/24	—	(13,364)
EUR	3,172,985	PLN	13,722,787	Barclays Bank PLC	9/18/24	—	(18,746)
EUR	17,031,574	PLN	73,900,000	Goldman Sachs International	9/18/24	—	(161,251)
EUR	1,724,130	RON	8,621,000	Barclays Bank PLC	9/18/24	—	(4,267)
EUR	8,820,882	RON	44,100,000	Barclays Bank PLC	9/18/24	—	(20,479)
EUR	46,764,452	RON	234,025,964	Citibank, N.A.	9/18/24	—	(157,940)
MXN	74,800,000	USD	4,023,484	Barclays Bank PLC	9/18/24	—	(37,780)
MXN	1,183,261,072	USD	62,285,592	Standard Chartered Bank	9/18/24	764,239	—
MXN	24,186,002	USD	1,273,125	Standard Chartered Bank	9/18/24	15,621	—
MXN	8,077,346	USD	425,183	Standard Chartered Bank	9/18/24	5,217	—
MXN	4,000,000	USD	224,022	Standard Chartered Bank	9/18/24	—	(10,883)
MXN	4,000,000	USD	224,869	Standard Chartered Bank	9/18/24	—	(11,730)
MXN	11,000,000	USD	616,062	Standard Chartered Bank	9/18/24	—	(29,929)
MXN	11,800,000	USD	663,363	Standard Chartered Bank	9/18/24	—	(34,602)
MXN	719,000,000	USD	40,268,027	Standard Chartered Bank	9/18/24	—	(1,956,255)
MXN	753,500,000	USD	42,359,642	Standard Chartered Bank	9/18/24	—	(2,209,545)
MYR	95,200,000	USD	20,268,256	Barclays Bank PLC	9/18/24	561,446	—
MYR	91,477,889	USD	19,584,219	Barclays Bank PLC	9/18/24	431,087	—
MYR	65,941,958	USD	14,037,671	Barclays Bank PLC	9/18/24	390,390	—

Emerging Markets Local Income Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
MYR	205,300,000	USD	43,680,851	Credit Agricole Corporate and Investment Bank	9/18/24	$ 1,238,665	$ —
MYR	17,521,000	USD	3,811,813	Credit Agricole Corporate and Investment Bank	9/18/24	21,771	—
MYR	193,097,772	USD	41,163,456	Goldman Sachs International	9/18/24	1,086,220	—
MYR	4,747,938	USD	1,017,561	Goldman Sachs International	9/18/24	21,285	—
MYR	15,708,000	USD	3,422,595	Goldman Sachs International	9/18/24	14,306	—
MYR	19,790,000	USD	4,316,249	Goldman Sachs International	9/18/24	13,791	—
PEN	9,666,383	USD	2,526,498	Citibank, N.A.	9/18/24	58,970	—
PEN	5,323,000	USD	1,386,487	Citibank, N.A.	9/18/24	37,256	—
PEN	9,800,000	USD	2,608,256	Citibank, N.A.	9/18/24	12,951	—
PEN	12,994,000	USD	3,386,350	Standard Chartered Bank	9/18/24	89,156	—
PLN	259,588,139	EUR	59,962,150	Barclays Bank PLC	9/18/24	419,535	—
PLN	16,122,277	EUR	3,724,078	Barclays Bank PLC	9/18/24	26,056	—
PLN	6,500,000	EUR	1,501,432	Barclays Bank PLC	9/18/24	10,505	—
PLN	10,200,000	EUR	2,338,716	Citibank, N.A.	9/18/24	35,333	—
RON	189,793,797	EUR	37,925,719	Citibank, N.A.	9/18/24	128,089	—
RON	1,873,000	EUR	375,716	JPMorgan Chase Bank, N.A.	9/18/24	—	(300)
SGD	25,400,000	USD	18,871,107	BNP Paribas	9/18/24	174,961	—
SGD	35,943,989	USD	26,688,563	State Street Bank and Trust Company	9/18/24	263,864	—
THB	3,096,984,220	USD	84,720,294	Standard Chartered Bank	9/18/24	2,489,262	—
THB	475,335,687	USD	13,003,159	Standard Chartered Bank	9/18/24	382,060	—
THB	362,996,000	USD	9,909,882	Standard Chartered Bank	9/18/24	311,907	—
THB	300,719,000	USD	8,210,823	Standard Chartered Bank	9/18/24	257,276	—
TWD	221,000,000	USD	6,812,997	Citibank, N.A.	9/18/24	—	(24,111)
USD	3,134,072	COP	12,700,200,000	Citibank, N.A.	9/18/24	19,579	—
USD	493,612	COP	2,011,100,000	Citibank, N.A.	9/18/24	427	—
USD	6,722,086	IDR	109,691,000,000	Citibank, N.A.	9/18/24	—	(22,019)
USD	5,289,965	IDR	86,401,000,000	Citibank, N.A.	9/18/24	—	(22,206)
USD	23,044,360	IDR	378,805,500,000	Citibank, N.A.	9/18/24	—	(245,644)
USD	1,552,408	MXN	27,672,000	Bank of America, N.A.	9/18/24	77,911	—
USD	13,564,313	MXN	253,173,000	Goldman Sachs International	9/18/24	74,040	—
USD	42,015	MXN	770,000	Goldman Sachs International	9/18/24	986	—
USD	6,733,604	MXN	124,400,000	JPMorgan Chase Bank, N.A.	9/18/24	104,975	—
USD	5,531,104	MXN	102,300,000	JPMorgan Chase Bank, N.A.	9/18/24	80,069	—
USD	13,661,532	MXN	252,689,400	Standard Chartered Bank	9/18/24	197,028	—
USD	6,308,775	MXN	116,600,000	Standard Chartered Bank	9/18/24	95,767	—
USD	4,572,649	MXN	84,300,000	Standard Chartered Bank	9/18/24	80,740	—
USD	345,100	MXN	6,556,095	Standard Chartered Bank	9/18/24	—	(4,240)
USD	31,712,662	MXN	602,466,123	Standard Chartered Bank	9/18/24	—	(389,625)
USD	7,568,085	MYR	35,570,000	Credit Agricole Corporate and Investment Bank	9/18/24	—	(214,609)
USD	11,253,371	MYR	53,000,000	Credit Agricole Corporate and Investment Bank	9/18/24	—	(342,997)
USD	520,343	MYR	2,453,000	Goldman Sachs International	9/18/24	—	(16,372)
USD	1,050,452	MYR	4,947,000	Goldman Sachs International	9/18/24	—	(31,948)

Emerging Markets Local Income Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	3,909,041	MYR	18,428,000	Goldman Sachs International	9/18/24	$ —	$ (122,994)
USD	4,902,588	MYR	23,000,000	Goldman Sachs International	9/18/24	—	(129,798)
USD	7,134,258	MYR	33,466,802	Goldman Sachs International	9/18/24	—	(188,259)
USD	7,893,150	MYR	37,172,000	Goldman Sachs International	9/18/24	—	(240,061)
USD	4,870,275	PEN	18,077,000	Citibank, N.A.	9/18/24	35,219	—
USD	554,777	PEN	2,117,582	Citibank, N.A.	9/18/24	—	(11,613)
USD	828,249	PEN	3,159,962	Standard Chartered Bank	9/18/24	—	(16,946)
USD	1,343,645	SGD	1,815,000	Bank of America, N.A.	9/18/24	—	(17,324)
USD	2,631,047	SGD	3,541,000	Citibank, N.A.	9/18/24	—	(24,155)
USD	4,725,197	SGD	6,359,000	Standard Chartered Bank	9/18/24	—	(43,069)
USD	3,064,324	THB	111,386,000	Standard Chartered Bank	9/18/24	—	(72,251)
USD	2,176,317	THB	79,900,000	Standard Chartered Bank	9/18/24	—	(73,628)
USD	20,794,739	THB	760,160,000	Standard Chartered Bank	9/18/24	—	(610,993)
USD	21,035,916	THB	772,300,000	Standard Chartered Bank	9/18/24	—	(711,673)
USD	5,807,686	ZAR	110,329,770	Bank of America, N.A.	9/18/24	—	(228,145)
USD	17,713,366	ZAR	336,504,358	Bank of America, N.A.	9/18/24	—	(695,838)
USD	35,148,427	ZAR	667,721,699	Bank of America, N.A.	9/18/24	—	(1,380,743)
USD	3,249,963	ZAR	60,300,000	Barclays Bank PLC	9/18/24	—	(48,880)
USD	8,699,713	ZAR	161,266,497	Barclays Bank PLC	9/18/24	—	(122,722)
USD	19,970,010	ZAR	372,900,000	Barclays Bank PLC	9/18/24	—	(430,297)
USD	4,371,981	ZAR	80,413,000	Standard Chartered Bank	9/18/24	—	(27,188)
USD	8,526,290	ZAR	158,201,551	Standard Chartered Bank	9/18/24	—	(128,471)
USD	58,295,838	ZAR	1,062,499,949	UBS AG	9/18/24	169,464	—
USD	29,378,712	ZAR	535,456,410	UBS AG	9/18/24	85,403	—
USD	9,632,406	ZAR	175,560,230	UBS AG	9/18/24	28,001	—
ZAR	147,684,780	USD	7,774,029	Bank of America, N.A.	9/18/24	305,389	—
ZAR	479,266,377	USD	25,241,684	Barclays Bank PLC	9/18/24	977,627	—
ZAR	326,821,491	USD	17,069,427	Barclays Bank PLC	9/18/24	810,055	—
ZAR	146,279,678	USD	7,639,982	Barclays Bank PLC	9/18/24	362,566	—
ZAR	104,838,479	USD	5,475,566	Barclays Bank PLC	9/18/24	259,851	—
ZAR	74,508,149	USD	4,112,428	Barclays Bank PLC	9/18/24	—	(36,297)
ZAR	61,779,864	USD	3,389,823	Citibank, N.A.	9/18/24	—	(10,021)
ZAR	62,006,995	USD	3,401,373	Standard Chartered Bank	9/18/24	—	(9,145)
ZAR	130,839,018	USD	7,146,308	State Street Bank and Trust Company	9/18/24	11,525	—
ZAR	297,562,599	USD	16,433,113	UBS AG	9/18/24	—	(154,303)
ZAR	1,198,946,938	USD	65,782,231	UBS AG	9/18/24	—	(191,227)
CNH	661,171,267	USD	91,602,499	JPMorgan Chase Bank, N.A.	9/19/24	250,754	—
CNH	142,215,216	USD	19,703,320	JPMorgan Chase Bank, N.A.	9/19/24	53,936	—
CNH	20,000,000	USD	2,770,916	JPMorgan Chase Bank, N.A.	9/19/24	7,585	—
USD	1,662,798	CNH	12,000,000	BNP Paribas	9/19/24	—	(4,302)
USD	6,928,326	CNH	50,000,000	BNP Paribas	9/19/24	—	(17,926)
USD	9,145,391	CNH	66,000,000	BNP Paribas	9/19/24	—	(23,663)
USD	11,501,022	CNH	83,000,000	BNP Paribas	9/19/24	—	(29,758)
USD	555,035	CNH	4,000,000	Citibank, N.A.	9/19/24	—	(665)

Emerging Markets Local Income Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,636,416	CNH	19,000,000	Citibank, N.A.	9/19/24	$ —	$ (3,160)
USD	3,330,210	CNH	24,000,000	Citibank, N.A.	9/19/24	—	(3,991)
USD	4,301,521	CNH	31,000,000	Citibank, N.A.	9/19/24	—	(5,156)
USD	2,148,316	CNH	15,506,280	HSBC Bank USA, N.A.	9/19/24	—	(5,895)
USD	8,757,732	CNH	63,212,234	HSBC Bank USA, N.A.	9/19/24	—	(24,031)
USD	11,501,997	CNH	83,020,000	HSBC Bank USA, N.A.	9/19/24	—	(31,561)
USD	14,532,738	CNH	104,895,515	HSBC Bank USA, N.A.	9/19/24	—	(39,877)
USD	2,493,824	CNH	18,000,000	JPMorgan Chase Bank, N.A.	9/19/24	—	(6,827)
USD	10,252,389	CNH	74,000,000	JPMorgan Chase Bank, N.A.	9/19/24	—	(28,065)
USD	13,438,942	CNH	97,000,000	JPMorgan Chase Bank, N.A.	9/19/24	—	(36,788)
USD	17,179,679	CNH	124,000,000	JPMorgan Chase Bank, N.A.	9/19/24	—	(47,028)
EUR	2,509,535	PLN	11,900,000	Goldman Sachs International	9/20/24	—	(278,381)
KZT	563,239,000	USD	1,200,936	JPMorgan Chase Bank, N.A.	9/20/24	—	(23,555)
KZT	844,408,000	USD	1,801,404	JPMorgan Chase Bank, N.A.	9/20/24	—	(36,273)
TRY	156,911,000	USD	4,284,165	Standard Chartered Bank	9/20/24	201,475	—
TRY	91,504,000	USD	2,495,357	Standard Chartered Bank	9/20/24	120,483	—
TRY	36,665,785	USD	1,007,891	Standard Chartered Bank	9/20/24	40,279	—
TRY	36,665,785	USD	1,008,235	Standard Chartered Bank	9/20/24	39,936	—
USD	3,145,875	TRY	110,620,000	Standard Chartered Bank	9/20/24	—	(16,437)
USD	4,096,723	TRY	156,911,000	Standard Chartered Bank	9/20/24	—	(388,917)
KZT	1,117,126,188	USD	2,393,414	Citibank, N.A.	9/23/24	—	(59,197)
TRY	204,757,273	USD	5,192,931	Standard Chartered Bank	9/23/24	641,795	—
TRY	191,692,240	USD	4,895,142	Standard Chartered Bank	9/23/24	567,285	—
TRY	42,655,000	USD	1,148,656	Standard Chartered Bank	9/23/24	66,833	—
USD	4,679,587	TRY	164,442,016	Standard Chartered Bank	9/23/24	—	(6,323)
USD	3,317,364	TRY	116,805,045	Standard Chartered Bank	9/23/24	—	(11,092)
USD	3,269,082	TRY	115,202,452	Standard Chartered Bank	9/23/24	—	(13,706)
USD	1,112,450	TRY	42,655,000	Standard Chartered Bank	9/23/24	—	(103,039)
KZT	564,263,000	USD	1,190,428	Citibank, N.A.	9/26/24	—	(11,913)
KZT	611,672,023	USD	1,276,311	ICBC Standard Bank plc	10/1/24	315	—
KZT	306,314,579	USD	638,155	Societe Generale	10/3/24	976	—
KZT	305,677,000	USD	638,157	Societe Generale	10/3/24	—	(355)
KZT	305,676,000	USD	638,155	Societe Generale	10/3/24	—	(355)
USD	988,457	UYU	40,111,600	JPMorgan Chase Bank, N.A.	10/3/24	—	(1,734)
UZS	17,559,584,428	USD	1,307,977	JPMorgan Chase Bank, N.A.	10/4/24	66,021	—
KZT	27,209,421	USD	56,404	Citibank, N.A.	10/7/24	337	—
USD	538,246	UYU	21,912,000	HSBC Bank USA, N.A.	10/10/24	—	(2,304)
TRY	122,242,494	USD	3,028,716	Standard Chartered Bank	10/17/24	368,331	—
TRY	122,159,953	USD	3,028,283	Standard Chartered Bank	10/17/24	366,470	—
PLN	45,113,450	EUR	10,267,057	Bank of America, N.A.	10/21/24	216,097	—
UZS	8,143,221,557	USD	606,797	ICBC Standard Bank plc	10/21/24	26,107	—
UZS	10,493,460,710	USD	771,578	JPMorgan Chase Bank, N.A.	10/22/24	43,668	—
UZS	10,532,039,610	USD	771,578	JPMorgan Chase Bank, N.A.	10/24/24	46,019	—
UZS	2,692,778,443	USD	197,273	JPMorgan Chase Bank, N.A.	11/1/24	11,107	—

Emerging Markets Local Income Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
MYR	9,064,000	USD	1,977,097	Goldman Sachs International	11/4/24	$ 10,841	$ —
MYR	26,147,000	USD	5,705,215	State Street Bank and Trust Company	11/4/24	29,405	—
TRY	10,158,000	USD	257,020	Standard Chartered Bank	11/6/24	19,514	—
TRY	567,283,000	USD	14,391,586	Standard Chartered Bank	11/8/24	1,017,578	—
TRY	555,897,253	USD	14,139,685	Standard Chartered Bank	11/8/24	960,207	—
TRY	256,946,869	USD	6,663,613	Standard Chartered Bank	11/8/24	315,860	—
TRY	176,215,188	USD	4,518,374	Standard Chartered Bank	11/8/24	268,176	—
TRY	176,215,188	USD	4,518,374	Standard Chartered Bank	11/8/24	268,176	—
USD	2,755,331	TRY	102,995,099	Standard Chartered Bank	11/8/24	—	(42,335)
USD	12,006,089	TRY	443,868,678	Standard Chartered Bank	11/8/24	—	(50,759)
USD	4,025,078	TRY	150,255,767	Standard Chartered Bank	11/8/24	—	(56,334)
USD	2,217,713	TRY	85,864,994	Standard Chartered Bank	11/8/24	—	(114,646)
USD	2,586,026	TRY	99,717,954	Standard Chartered Bank	11/8/24	—	(122,623)
USD	3,472,444	TRY	134,141,581	Standard Chartered Bank	11/8/24	—	(171,257)
USD	4,629,925	TRY	178,665,613	Standard Chartered Bank	11/8/24	—	(223,186)
USD	5,787,406	TRY	223,499,824	Standard Chartered Bank	11/8/24	—	(283,542)
USD	8,102,369	TRY	313,547,988	Standard Chartered Bank	11/8/24	—	(414,566)
UZS	21,331,085,000	USD	1,569,963	ICBC Standard Bank plc	11/15/24	71,691	—
KZT	309,026,789	USD	638,156	ICBC Standard Bank plc	11/18/24	2,361	—
EGP	36,017,503	USD	695,990	HSBC Bank USA, N.A.	11/27/24	15,399	—
TRY	394,266,450	USD	10,128,956	Standard Chartered Bank	12/16/24	148,513	—
USD	3,986,409	TRY	176,400,000	Standard Chartered Bank	12/16/24	—	(611,866)
EGP	1,454,000	USD	28,316	Citibank, N.A.	12/18/24	182	—
KES	219,037,246	USD	1,563,435	Standard Chartered Bank	12/18/24	75,084	—
TRY	115,109,241	USD	2,759,090	Standard Chartered Bank	12/18/24	235,142	—
USD	1,490,049	KES	219,037,246	Standard Chartered Bank	12/18/24	—	(148,470)
TRY	196,140,922	USD	4,991,538	Standard Chartered Bank	12/20/24	99,710	—
TRY	196,126,344	USD	4,993,073	Standard Chartered Bank	12/20/24	97,797	—
USD	1,059,263	TRY	41,381,859	Standard Chartered Bank	12/20/24	—	(14,890)
USD	5,198,841	TRY	202,432,455	Standard Chartered Bank	12/20/24	—	(55,718)
TRY	216,532,956	USD	5,122,051	Standard Chartered Bank	1/6/25	399,293	—
TRY	143,310,900	USD	3,390,196	Standard Chartered Bank	1/6/25	264,069	—
TRY	107,476,800	USD	2,542,626	Standard Chartered Bank	1/6/25	197,910	—
TRY	102,014,600	USD	2,411,364	Standard Chartered Bank	1/6/25	189,892	—
USD	14,475,736	TRY	569,335,256	Standard Chartered Bank	1/6/25	—	(41,663)
UZS	16,001,091,000	USD	1,142,935	JPMorgan Chase Bank, N.A.	1/6/25	106,626	—
TRY	49,550,000	USD	1,153,676	Standard Chartered Bank	1/15/25	98,093	—
PLN	105,996,072	EUR	24,542,945	UBS AG	1/20/25	—	(132,360)
UZS	23,706,120,153	USD	1,696,323	ICBC Standard Bank plc	1/23/25	76,975	—
UZS	17,381,356,000	USD	1,235,349	ICBC Standard Bank plc	1/23/25	64,836	—
TRY	237,580,198	USD	5,470,335	Standard Chartered Bank	1/29/25	446,373	—
TRY	166,602,569	USD	3,796,894	Standard Chartered Bank	1/29/25	352,184	—
TRY	17,504,005	USD	403,207	Standard Chartered Bank	1/29/25	32,714	—
USD	6,711,529	TRY	269,839,164	Standard Chartered Bank	1/29/25	—	(8,557)

Emerging Markets Local Income Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EGP	674,487	USD	12,897	Citibank, N.A.	2/3/25	$ 99	$ —
TRY	285,118,714	USD	6,655,821	Standard Chartered Bank	2/10/25	359,014	—
TRY	181,859,880	USD	4,201,972	Standard Chartered Bank	2/10/25	272,365	—
USD	8,782,959	TRY	356,327,491	Standard Chartered Bank	2/10/25	16,160	—
USD	2,583,043	TRY	110,651,103	Standard Chartered Bank	2/10/25	—	(139,329)
UZS	17,294,881,000	USD	1,235,349	ICBC Standard Bank plc	2/10/25	51,115	—
EGP	248,140,782	USD	4,121,940	Citibank, N.A.	2/13/25	642,981	—
UZS	25,825,093,957	USD	1,838,085	JPMorgan Chase Bank, N.A.	2/13/25	80,624	—
UZS	30,130,540,638	USD	2,142,997	JPMorgan Chase Bank, N.A.	2/18/25	91,196	—
EGP	83,125,788	USD	1,373,980	Citibank, N.A.	2/20/25	218,473	—
EGP	51,029,616	USD	824,388	Citibank, N.A.	2/20/25	153,194	—
EGP	42,936,874	USD	686,990	Citibank, N.A.	2/20/25	135,558	—
NGN	2,559,361,560	USD	1,390,957	Standard Chartered Bank	2/24/25	33,518	—
NGN	1,297,067,747	USD	695,479	Standard Chartered Bank	2/24/25	26,436	—
NGN	1,986,410,801	USD	1,200,974	JPMorgan Chase Bank, N.A.	2/25/25	—	(95,877)
EGP	20,526,642	USD	379,771	Goldman Sachs International	2/26/25	12,666	—
EGP	44,860,446	USD	686,990	Citibank, N.A.	2/27/25	170,384	—
EGP	38,627,467	USD	695,990	HSBC Bank USA, N.A.	2/27/25	42,259	—
UZS	30,563,104,986	USD	2,171,446	ICBC Standard Bank plc	2/28/25	85,960	—
UZS	10,812,501,201	USD	773,980	ICBC Standard Bank plc	3/5/25	22,147	—
UZS	10,003,988,251	USD	709,251	JPMorgan Chase Bank, N.A.	3/17/25	24,098	—
UZS	9,327,056,677	USD	661,025	JPMorgan Chase Bank, N.A.	3/20/25	21,949	—
KES	187,756,384	USD	1,301,604	Citibank, N.A.	3/21/25	64,138	—
KES	35,751,010	USD	246,729	Standard Chartered Bank	3/21/25	13,324	—
USD	1,490,049	KES	223,507,393	Standard Chartered Bank	3/21/25	—	(135,745)
KES	325,760,000	USD	2,231,233	Citibank, N.A.	4/4/25	84,800	—
USD	2,235,060	KES	325,760,000	Standard Chartered Bank	4/4/25	—	(80,972)
UZS	9,286,633,105	USD	653,988	JPMorgan Chase Bank, N.A.	4/4/25	22,797	—
EGP	376,303	USD	7,077	HSBC Bank USA, N.A.	4/8/25	19	—
TRY	135,270,000	USD	2,947,082	Standard Chartered Bank	4/8/25	199,828	—
TRY	121,610,000	USD	2,652,366	Standard Chartered Bank	4/8/25	176,759	—
KES	94,450,871	USD	650,264	Citibank, N.A.	4/9/25	20,298	—
KES	90,729,144	USD	624,641	Citibank, N.A.	4/9/25	19,498	—
KES	5,549,129	USD	38,008	Citibank, N.A.	4/9/25	1,389	—
USD	1,306,364	KES	190,729,144	Standard Chartered Bank	4/9/25	—	(47,735)
UZS	8,271,042,722	USD	577,587	Standard Chartered Bank	4/15/25	282	—
KES	190,533,189	USD	1,305,022	Citibank, N.A.	4/16/25	45,017	—
USD	1,306,364	KES	190,533,189	Standard Chartered Bank	4/16/25	—	(43,675)
UZS	62,313,470,000	USD	4,374,410	ICBC Standard Bank plc	4/17/25	145,371	—
KES	35,696,240	USD	243,660	Citibank, N.A.	5/5/25	7,921	—
KES	157,682,406	USD	1,095,017	Standard Chartered Bank	5/5/25	16,304	—
KES	157,682,406	USD	1,107,320	Standard Chartered Bank	5/5/25	4,000	—
USD	1,082,984	KES	157,682,406	Standard Chartered Bank	5/5/25	—	(28,337)
USD	625,821	KES	96,689,323	Standard Chartered Bank	5/5/25	—	(55,630)

Emerging Markets Local Income Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	625,821	KES	96,689,323	Standard Chartered Bank	5/5/25	$ —	$ (55,630)
UZS	2,488,714,000	USD	173,520	JPMorgan Chase Bank, N.A.	6/9/25	358	—
UZS	4,158,722,000	USD	290,515	Standard Chartered Bank	6/23/25	39,563	—
UZS	23,220,392,000	USD	1,631,218	ICBC Standard Bank plc	6/26/25	—	(8,889)
UZS	6,345,228,000	USD	444,655	ICBC Standard Bank plc	6/27/25	58,166	—
UZS	6,376,348,155	USD	444,655	ICBC Standard Bank plc	6/30/25	59,832	—
UZS	46,430,997,251	USD	3,262,437	ICBC Standard Bank plc	7/1/25	411,108	—
EGP	929,966	USD	16,986	HSBC Bank USA, N.A.	7/8/25	16	—
UZS	13,921,798,000	USD	971,853	Deutsche Bank AG	7/10/25	815	—
UZS	25,583,110,000	USD	1,593,963	Standard Chartered Bank	3/25/26	56,427	—
						$27,798,018	$(19,149,481)
Non-Deliverable Bond Forward Contracts*
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
8/9/24	COP	36,300,000	Republic of Colombia, 7.25%, 10/18/34	Goldman Sachs International	$ 8,960,740	$ 5,197
8/30/24	COP	56,900,000	Republic of Colombia, 6.00%, 4/28/28	Bank of America, N.A.	14,045,897	112,817
8/30/24	COP	72,000,000	Republic of Colombia, 7.50%, 8/26/26	Bank of America, N.A.	17,773,367	146,364
8/30/24	COP	67,000,000	Republic of Colombia, 7.75%, 9/18/30	Bank of America, N.A.	16,539,106	(10,800)
9/13/24	COP	18,000,000	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	4,443,342	22,630
9/13/24	COP	17,300,000	Republic of Colombia, 7.25%, 10/18/34	Goldman Sachs International	4,270,545	(13,235)
						$262,973
*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

Emerging Markets Local Income Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
Euro-Bobl	(12)	Short	9/6/24	$(1,526,102)	$ (28,701)
Euro-Bund	(23)	Short	9/6/24	(3,328,773)	(101,120)
Euro-Buxl	(11)	Short	9/6/24	(1,604,046)	(91,905)
U.S. 5-Year Treasury Note	(40)	Short	9/30/24	(4,315,625)	(82,349)
U.S. Ultra 10-Year Treasury Note	(52)	Short	9/19/24	(6,010,063)	(171,438)
					$(475,513)
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	72,000	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.36% (pays upon termination)	1/2/25	$ 2,414,006	$ —	$ 2,414,006
BRL	73,368	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.55% (pays upon termination)	1/2/25	(100,302)	—	(100,302)
BRL	97,532	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.56% (pays upon termination)	1/2/25	(132,775)	—	(132,775)
BRL	44,130	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.92% (pays upon termination)	1/2/25	(1,740)	—	(1,740)
BRL	183,700	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.00% (pays upon termination)	1/2/25	(27,281)	—	(27,281)
BRL	94,990	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.11% (pays upon termination)	1/2/25	21,417	—	21,417
BRL	79,775	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.65% (pays upon termination)	1/2/26	(175,129)	—	(175,129)
BRL	42,700	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.70% (pays upon termination)	1/4/27	(416,139)	—	(416,139)
BRL	29,200	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.78% (pays upon termination)	1/4/27	(278,290)	—	(278,290)
BRL	35,200	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.88% (pays upon termination)	1/4/27	(303,027)	—	(303,027)
BRL	88,800	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.06% (pays upon termination)	1/4/27	(962,800)	—	(962,800)
BRL	34,300	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.47% (pays upon termination)	1/4/27	(290,028)	—	(290,028)

Emerging Markets Local Income Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	22,720	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.78% (pays upon termination)	1/4/27	$ (90,682)	$ —	$ (90,682)
BRL	37,684	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.33% (pays upon termination)	1/2/29	(391,703)	—	(391,703)
BRL	28,020	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.89% (pays upon termination)	1/2/29	5,304	—	5,304
BRL	19,090	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.20% (pays upon termination)	1/2/29	287,751	—	287,751
BRL	15,200	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.10% (pays upon termination)	1/2/31	319,144	—	319,144
CLP	2,650,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.38% (pays semi-annually)	6/17/25	(113,779)	—	(113,779)
CLP	3,700,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.33% (pays semi-annually)	9/11/25	(249,984)	—	(249,984)
CLP	5,200,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.48% (pays semi-annually)	12/23/25	(305,116)	—	(305,116)
CLP	2,500,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.59% (pays semi-annually)	1/27/26	(139,215)	—	(139,215)
CLP	2,500,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.92% (pays semi-annually)	2/23/26	(185,048)	—	(185,048)
CLP	584,900	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.87% (pays semi-annually)	5/31/26	(27,975)	—	(27,975)
CLP	3,362,600	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.08% (pays semi-annually)	7/1/31	(223,734)	—	(223,734)
CLP	20,798,900	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.23% (pays semi-annually)	9/20/33	87,968	—	87,968
CLP	6,236,900	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.56% (pays semi-annually)	12/20/33	(42,234)	—	(42,234)
CNY	507,400	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.40% (pays quarterly)	12/21/27	1,578,678	—	1,578,678
CNY	68,700	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.40% (pays quarterly)	12/21/27	215,359	—	215,359
CNY	215,650	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.47% (pays quarterly)	12/21/27	739,194	—	739,194
CNY	45,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.28% (pays quarterly)	9/20/28	131,730	—	131,730

Emerging Markets Local Income Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CNY	108,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.29% (pays quarterly)	9/20/28	$ 318,291	$ —	$ 318,291
CNY	45,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.29% (pays quarterly)	9/20/28	133,003	—	133,003
CNY	95,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.48% (pays quarterly)	9/20/28	382,388	—	382,388
CNY	62,400	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.49% (pays quarterly)	9/20/28	257,524	—	257,524
CNY	38,700	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.38% (pays quarterly)	12/20/28	140,425	—	140,425
CNY	38,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.21% (pays quarterly)	3/20/29	102,804	—	102,804
CNY	100,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.34% (pays quarterly)	3/20/29	349,174	—	349,174
CNY	34,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.35% (pays quarterly)	3/20/29	121,072	—	121,072
CNY	26,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.00% (pays quarterly)	6/18/29	34,392	—	34,392
CNY	35,900	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.00% (pays quarterly)	6/18/29	47,914	—	47,914
CNY	25,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.01% (pays quarterly)	6/18/29	35,878	—	35,878
CNY	43,700	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.11% (pays quarterly)	6/19/29	89,755	—	89,755
CNY	47,600	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.11% (pays quarterly)	6/19/29	100,439	—	100,439
CNY	40,800	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.03% (pays quarterly)	9/19/29	62,303	—	62,303
COP	24,844,400	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	7.83% (pays quarterly)	9/18/29	21,159	—	21,159
CZK	200,800	Pays	6-month CZK PRIBOR (pays semi-annually)	1.40% (pays annually)	3/6/25	(300,933)	—	(300,933)
CZK	258,400	Receives	6-month CZK PRIBOR (pays semi-annually)	1.37% (pays annually)	3/17/25	383,453	—	383,453
CZK	300,000	Pays	6-month CZK PRIBOR (pays semi-annually)	1.46% (pays annually)	3/15/26	(654,150)	—	(654,150)
CZK	110,000	Pays	6-month CZK PRIBOR (pays semi-annually)	5.39% (pays annually)	3/15/28	319,892	—	319,892

Emerging Markets Local Income Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CZK	53,900	Pays	6-month CZK PRIBOR (pays semi-annually)	4.61% (pays annually)	6/21/28	$ 103,683	$ —	$ 103,683
CZK	230,500	Pays	6-month CZK PRIBOR (pays semi-annually)	4.15% (pays annually)	9/20/28	461,067	—	461,067
CZK	64,000	Pays	6-month CZK PRIBOR (pays semi-annually)	3.45% (pays annually)	3/20/29	(6,860)	—	(6,860)
CZK	95,400	Pays	6-month CZK PRIBOR (pays semi-annually)	3.49% (pays annually)	3/20/29	(2,132)	—	(2,132)
CZK	593,000	Pays	6-month CZK PRIBOR (pays semi-annually)	3.65% (pays annually)	6/19/29	323,095	—	323,095
CZK	132,100	Pays	6-month CZK PRIBOR (pays semi-annually)	3.39% (pays annually)	9/18/29	35,406	—	35,406
CZK	51,941	Pays	6-month CZK PRIBOR (pays semi-annually)	3.94% (pays annually)	9/20/33	126,643	—	126,643
CZK	103,882	Pays	6-month CZK PRIBOR (pays semi-annually)	3.96% (pays annually)	9/20/33	258,755	—	258,755
CZK	125,800	Pays	6-month CZK PRIBOR (pays semi-annually)	3.96% (pays annually)	9/20/33	315,715	—	315,715
CZK	156,178	Pays	6-month CZK PRIBOR (pays semi-annually)	3.96% (pays annually)	9/20/33	393,303	—	393,303
CZK	61,000	Pays	6-month CZK PRIBOR (pays semi-annually)	4.31% (pays annually)	12/20/33	244,895	—	244,895
CZK	77,800	Pays	6-month CZK PRIBOR (pays semi-annually)	3.54% (pays annually)	3/20/34	11,214	—	11,214
HUF	480,000	Pays	6-month HUF BUBOR (pays semi-annually)	0.79% (pays annually)	8/6/24	(48,077)	—	(48,077)
HUF	6,619,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.30% (pays annually)	3/16/25	1,049,171	—	1,049,171
HUF	1,000,000	Pays	6-month HUF BUBOR (pays semi-annually)	1.20% (pays annually)	11/4/25	(189,989)	—	(189,989)
HUF	710,279	Pays	6-month HUF BUBOR (pays semi-annually)	6.94% (pays annually)	6/19/29	109,717	—	109,717
HUF	1,045,086	Pays	6-month HUF BUBOR (pays semi-annually)	5.66% (pays annually)	9/18/29	16,497	—	16,497
HUF	1,032,814	Pays	6-month HUF BUBOR (pays semi-annually)	5.76% (pays annually)	9/18/29	28,055	—	28,055
INR	1,088,300	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.53% (pays semi-annually)	9/18/26	50,364	—	50,364
INR	1,088,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.55% (pays semi-annually)	9/18/26	54,867	—	54,867
INR	544,300	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.57% (pays semi-annually)	9/18/26	29,352	—	29,352
INR	544,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.59% (pays semi-annually)	9/18/26	31,891	—	31,891
INR	544,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.61% (pays semi-annually)	9/18/26	33,970	—	33,970
INR	544,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.61% (pays semi-annually)	9/18/26	34,565	—	34,565
INR	404,700	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.62% (pays semi-annually)	9/18/26	26,156	—	26,156

Emerging Markets Local Income Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
INR	544,200	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.64% (pays semi-annually)	9/18/26	$ 38,382	$ —	$ 38,382
INR	544,200	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.66% (pays semi-annually)	9/18/26	40,522	—	40,522
INR	2,462,600	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.23% (pays semi-annually)	3/20/29	(49,723)	—	(49,723)
INR	240,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.25% (pays semi-annually)	9/18/29	3,906	—	3,906
INR	241,600	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.25% (pays semi-annually)	9/18/29	4,653	—	4,653
INR	244,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.25% (pays semi-annually)	9/18/29	4,639	—	4,639
INR	383,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.25% (pays semi-annually)	9/18/29	7,568	—	7,568
KRW	1,055,244	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.33% (pays quarterly)	6/21/33	22,365	—	22,365
KRW	658,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.35% (pays quarterly)	6/21/33	14,953	—	14,953
KRW	1,056,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.29% (pays quarterly)	9/20/33	20,564	—	20,564
KRW	766,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.31% (pays quarterly)	9/20/33	15,610	—	15,610
KRW	191,712	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.31% (pays quarterly)	9/20/33	3,965	—	3,965
KRW	1,021,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.33% (pays quarterly)	9/20/33	22,471	—	22,471
KRW	1,021,500	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.34% (pays quarterly)	9/20/33	22,975	—	22,975
KRW	543,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	4.02% (pays quarterly)	12/20/33	35,090	—	35,090
KRW	1,075,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	4.03% (pays quarterly)	12/20/33	70,260	—	70,260
KRW	2,170,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.27% (pays quarterly)	3/20/34	40,597	—	40,597
KRW	2,918,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.02% (pays quarterly)	9/18/34	11,522	—	11,522
KRW	3,181,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.02% (pays quarterly)	9/18/34	12,561	—	12,561
KRW	3,063,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.03% (pays quarterly)	9/18/34	14,065	—	14,065

Emerging Markets Local Income Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
KRW	1,138,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.05% (pays quarterly)	9/18/34	$ 6,543	$ —	$ 6,543
MXN	130,204	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.66% (pays monthly)	11/7/24	97,543	—	97,543
MXN	391,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.65% (pays monthly)	2/6/25	(708,676)	—	(708,676)
MXN	144,000	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.40% (pays monthly)	3/11/25	164,874	—	164,874
MXN	222,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.71% (pays monthly)	12/12/25	(888,512)	—	(888,512)
MXN	111,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.07% (pays monthly)	4/28/26	(403,402)	—	(403,402)
MXN	165,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.11% (pays monthly)	6/8/26	(637,437)	—	(637,437)
MXN	130,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.21% (pays monthly)	6/29/26	(478,052)	—	(478,052)
MXN	160,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.54% (pays monthly)	9/4/26	(591,352)	—	(591,352)
MXN	23,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.71% (pays monthly)	4/17/28	(30,759)	—	(30,759)
MXN	115,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.52% (pays monthly)	12/8/28	(191,248)	—	(191,248)
MXN	54,600	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.69% (pays monthly)	1/18/29	(75,408)	—	(75,408)
MXN	193,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.66% (pays monthly)	3/2/29	(265,522)	—	(265,522)
MXN	457,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.61% (pays monthly)	4/19/29	260,563	—	260,563
MXN	110,300	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.44% (pays monthly)	5/23/34	91,294	—	91,294
PLN	27,850	Pays	6-month PLN WIBOR (pays semi-annually)	1.77% (pays annually)	8/6/24	(78,468)	—	(78,468)
PLN	12,200	Pays	6-month PLN WIBOR (pays semi-annually)	1.66% (pays annually)	10/2/24	(38,545)	—	(38,545)
PLN	11,400	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)	10/28/24	(14,742)	—	(14,742)
PLN	50,000	Pays	6-month PLN WIBOR (pays semi-annually)	1.97% (pays annually)	1/20/25	(124,194)	—	(124,194)

Emerging Markets Local Income Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
PLN	10,800	Pays	6-month PLN WIBOR (pays semi-annually)	0.48% (pays annually)	8/7/25	$ (201,958)	$ —	$ (201,958)
PLN	11,000	Pays	6-month PLN WIBOR (pays semi-annually)	0.69% (pays annually)	8/26/25	(192,764)	—	(192,764)
PLN	42,000	Pays	6-month PLN WIBOR (pays semi-annually)	0.64% (pays annually)	1/25/26	(695,008)	—	(695,008)
PLN	13,250	Pays	6-month PLN WIBOR (pays semi-annually)	3.87% (pays annually)	3/3/27	(114,051)	—	(114,051)
PLN	99,138	Pays	6-month PLN WIBOR (pays semi-annually)	3.91% (pays annually)	3/3/27	(825,594)	—	(825,594)
PLN	75,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.84% (pays annually)	1/10/28	(931,839)	—	(931,839)
PLN	23,914	Pays	6-month PLN WIBOR (pays semi-annually)	5.41% (pays annually)	6/19/29	179,322	—	179,322
PLN	58,000	Pays	6-month PLN WIBOR (pays semi-annually)	5.42% (pays annually)	6/19/29	446,166	—	446,166
PLN	24,000	Pays	6-month PLN WIBOR (pays semi-annually)	4.81% (pays annually)	9/18/29	40,566	—	40,566
PLN	13,700	Pays	6-month PLN WIBOR (pays semi-annually)	5.02% (pays annually)	9/18/29	55,003	—	55,003
PLN	26,700	Pays	6-month PLN WIBOR (pays semi-annually)	1.74% (pays annually)	7/2/31	(1,181,494)	—	(1,181,494)
PLN	20,500	Pays	6-month PLN WIBOR (pays semi-annually)	5.19% (pays annually)	9/21/32	281,988	—	281,988
PLN	18,000	Pays	6-month PLN WIBOR (pays semi-annually)	5.50% (pays annually)	6/19/34	258,475	—	258,475
PLN	7,086	Pays	6-month PLN WIBOR (pays semi-annually)	5.53% (pays annually)	6/19/34	106,012	—	106,012
THB	175,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	1.29% (pays semi-annually)	11/25/24	(38,991)	—	(38,991)
THB	233,000	Receives	Thai Overnight Repurchase Rate (pays semi-annually)	1.02% (pays semi-annually)	3/17/25	125,391	—	125,391
THB	291,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	0.90% (pays semi-annually)	2/23/26	(269,760)	—	(269,760)
THB	120,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	1.30% (pays semi-annually)	11/18/26	(94,093)	—	(94,093)
THB	514,900	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.94% (pays semi-annually)	12/20/28	498,220	—	498,220
THB	177,200	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.95% (pays semi-annually)	12/20/28	173,433	—	173,433
THB	97,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.19% (pays semi-annually)	3/20/29	(704)	—	(704)
THB	176,190	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.17% (pays semi-annually)	6/19/29	(4,457)	—	(4,457)

Emerging Markets Local Income Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
THB	830,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.18% (pays semi-annually)	6/19/29	$ (14,197)	$ —	$ (14,197)
THB	95,090	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.36% (pays semi-annually)	9/18/29	22,013	—	22,013
THB	119,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.36% (pays semi-annually)	9/18/29	27,959	—	27,959
THB	119,400	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.36% (pays semi-annually)	9/18/29	28,433	—	28,433
THB	95,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.36% (pays semi-annually)	9/18/29	23,000	—	23,000
THB	204,600	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	1.72% (pays semi-annually)	10/29/31	(265,421)	—	(265,421)
THB	200,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	1.69% (pays semi-annually)	11/4/31	(268,882)	—	(268,882)
THB	678,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.48% (pays semi-annually)	6/19/34	(16,766)	—	(16,766)
ZAR	244,000	Receives	3-month ZAR JIBAR (pays quarterly)	7.04% (pays quarterly)	3/12/25	99,832	—	99,832
ZAR	65,700	Receives	3-month ZAR JIBAR (pays quarterly)	6.91% (pays quarterly)	3/13/25	30,473	—	30,473
ZAR	124,310	Pays	3-month ZAR JIBAR (pays quarterly)	8.56% (pays quarterly)	6/19/29	251,001	—	251,001
Total						$762,429	$ —	$762,429
Interest Rate Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	MYR	112,767	Pays	3-month MYR KLIBOR (pays quarterly)	3.64% (pays quarterly)	9/18/29	$ 161,020
Bank of America, N.A.	MYR	138,600	Pays	3-month MYR KLIBOR (pays quarterly)	3.68% (pays quarterly)	9/18/29	264,075
BNP Paribas	MYR	17,413	Pays	3-month MYR KLIBOR (pays quarterly)	2.95% (pays quarterly)	3/16/27	(49,603)
BNP Paribas	MYR	39,217	Pays	3-month MYR KLIBOR (pays quarterly)	3.64% (pays quarterly)	9/18/29	54,971
Citibank, N.A.	MYR	113,116	Pays	3-month MYR KLIBOR (pays quarterly)	3.64% (pays quarterly)	9/18/29	163,114
Goldman Sachs International	MYR	20,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.68% (pays quarterly)	6/19/29	38,177

Emerging Markets Local Income Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (OTC) (continued)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	MYR	88,787	Pays	3-month MYR KLIBOR (pays quarterly)	2.95% (pays quarterly)	3/16/27	$(253,442)
JPMorgan Chase Bank, N.A.	MYR	18,200	Pays	3-month MYR KLIBOR (pays quarterly)	3.68% (pays quarterly)	6/19/29	35,117
JPMorgan Chase Bank, N.A.	MYR	54,800	Pays	3-month MYR KLIBOR (pays quarterly)	3.72% (pays quarterly)	6/20/29	126,880
Standard Chartered Bank	MYR	22,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.69% (pays quarterly)	6/19/29	43,787
Total							$584,096
Cross-Currency Swaps (OTC)
Counterparty	Portfolio Receives	Portfolio Pays	Effective Date/ Termination Date(1)	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	3-month PLN WIBOR + 0.59% on PLN 57,353,966 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount*	3-month EURIBOR on EUR equivalent of Notional Amount (pays quarterly) plus Notional Amount*	6/5/26/ 6/5/29	$(18,437)
BNP Paribas	Colombia Overnight Interbank Reference Rate + 1.26% on COP 275,457,038,787 (Notional Amount) (pays quarterly) plus USD 69,472,141*	SOFR on USD 69,472,141 (pays quarterly) plus USD equivalent of Notional Amount*	6/13/25/ 6/13/26	(245,847)
Goldman Sachs International	Colombia Overnight Interbank Reference Rate + 1.34% on COP 153,241,516,000 (Notional Amount) (pays quarterly) plus USD 39,772,000*	SOFR on USD 39,772,000 (pays quarterly) plus USD equivalent of Notional Amount*	5/30/25/ 5/30/26	806
JPMorgan Chase Bank, N.A.	3-month PLN WIBOR + 0.62% on PLN 109,473,675 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount*	3-month EURIBOR on EUR equivalent of Notional Amount (pays quarterly) plus Notional Amount*	5/31/26/ 5/31/29	(12,801)
				$(276,279)
(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.
*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered. For non-deliverable currency swaps, the net of the USD amount and USD equivalent of the Notional Amount will be paid or received by the Portfolio.
Abbreviations:
BUBOR	– Budapest Interbank Offered Rate
EURIBOR	– Euro Interbank Offered Rate
FBIL	– Financial Benchmarks India Ltd.
JIBAR	– Johannesburg Interbank Average Rate
KLIBOR	– Kuala Lumpur Interbank Offered Rate
MIBOR	– Mumbai Interbank Offered Rate

OTC	– Over-the-counter
PIK	– Payment In Kind
PRIBOR	– Prague Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TLREF	– Turkish Lira Overnight Reference Rate
WIBOR	– Warsaw Interbank Offered Rate

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Portfolio of Investments (Unaudited) — continued

Currency Abbreviations:
ALL	– Albanian Lek
AMD	– Armenian Dram
BAM	– Bosnia-Herzegovina Convertible Mark
BRL	– Brazilian Real
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
CNY	– Yuan Renminbi
COP	– Colombian Peso
CZK	– Czech Koruna
DOP	– Dominican Peso
EGP	– Egyptian Pound
EUR	– Euro
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
INR	– Indian Rupee
KES	– Kenyan Shilling
KRW	– South Korean Won
KZT	– Kazakhstani Tenge
MXN	– Mexican Peso

MYR	– Malaysian Ringgit
NGN	– Nigerian Naira
PEN	– Peruvian Sol
PKR	– Pakistan Rupee
PLN	– Polish Zloty
PYG	– Paraguayan Guarani
RON	– Romanian Leu
RSD	– Serbian Dinar
SGD	– Singapore Dollar
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
UAH	– Ukrainian Hryvnia
USD	– United States Dollar
UYU	– Uruguayan Peso
UZS	– Uzbekistani Som
ZAR	– South African Rand

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Credit Risk: During the fiscal year to date ended July 31, 2024, the Portfolio entered into credit default swap contracts to enhance total return and/or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts and interest rate swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
At July 31, 2024, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At July 31, 2024, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $17,732,837, which represents 1.5% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended July 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$97,178,009	$452,593,493	$(532,038,665)	$ —	$ —	$17,732,837	$2,281,788	17,732,837
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

Emerging Markets Local Income Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2024, the hierarchy of inputs used in valuing the Portfolio's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Foreign Corporate Bonds	$ —	$ 86,249,041	$ —	$ 86,249,041
Loan Participation Notes	—	—	19,767,634	19,767,634
Sovereign Government Bonds	—	734,908,262	—	734,908,262
Short-Term Investments:
Affiliated Fund	17,732,837	—	—	17,732,837
Sovereign Government Securities	—	196,832,855	—	196,832,855
U.S. Treasury Obligations	—	29,455,069	—	29,455,069
Purchased Currency Options	—	543,089	—	543,089
Total Investments	$17,732,837	$1,047,988,316	$19,767,634	$1,085,488,787
Forward Foreign Currency Exchange Contracts	$ —	$ 32,088,138	$ —	$ 32,088,138
Non-Deliverable Bond Forward Contracts	—	287,008	—	287,008
Swap Contracts	—	17,001,517	—	17,001,517
Total	$17,732,837	$1,097,364,979	$19,767,634	$1,134,865,450
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (27,093,903)	$ —	$ (27,093,903)
Non-Deliverable Bond Forward Contracts	—	(24,035)	—	(24,035)
Futures Contracts	(475,513)	—	—	(475,513)
Swap Contracts	—	(15,931,271)	—	(15,931,271)
Total	$ (475,513)	$ (43,049,209)	$ —	$ (43,524,722)
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Loan Participation Notes
Balance as of October 31, 2023	$25,557,142
Realized gains (losses)	(1,602,624)
Change in net unrealized appreciation (depreciation)	1,781,437
Cost of purchases	—
Proceeds from sales, including return of capital	(6,318,157)
Accrued discount (premium)	349,836
Transfers to Level 3	—
Transfers from Level 3	—
Balance as of July 31, 2024	$19,767,634
Change in net unrealized appreciation (depreciation) on investments still held as of July 31, 2024	$ (83,219)

Emerging Markets Local Income Portfolio
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Portfolio of Investments (Unaudited) — continued

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of July 31, 2024:
Type of Investment	Fair Value as of July 31, 2024	Valuation Technique	Unobservable Input	Range of Unobservable Input	Impact to Valuation from an Increase to Input*
Loan Participation Notes	$19,767,634	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	5.25% - 6.24%**	Decrease
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
**	The weighted average of the unobservable input is 5.93% based on relative principal amounts
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semi-annual or annual report to shareholders.